February 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Pyxis Funds II (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated February 1, 2013 for the Pyxis Energy MLP Fund (formerly Pyxis Energy and Materials Fund) and the Statement of Additional Information dated February 1, 2013 for the Pyxis Energy MLP Fund do not differ from those contained in Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 31, 2013 (Accession No. 0001193125-13-032715).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:	R. Adams

E. Powell

D. Norris